Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments And Contingencies [Abstract]
Disclosure of detailed information about commitments [Table Text Block]
			Over	December 31,	December 31,
	Within 1 year	1 - 5 years	5 years	2025	2024
Accounts payable and accrued liabilities	73,473	-	-	73,473	48,125
Income taxes payable	4,167	-	-	4,167	-
ZCC gold hedges	77,317	10,994	-	88,311	13,758
Long-term incentive plan (cash-settled awards)	13,580	486	-	14,066	7,405
Mining and other services contracts	21,991	40,427	1,483	63,901	44,590
Asset retirement provisions (undiscounted)	-	11,063	70,490	81,553	75,770
Deferred and contingent consideration (undiscounted)	30,000	41,595	1,409	73,004	94,237
Corporate office lease	115	446	-	561	83
Total commitments	220,643	105,011	73,382	399,036	283,968